CONVERTIBLE NOTE PAYABLE (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Convertible Note Payable Details Abstract
Convertible notes payable:		$ 66,000
Debt discount		(49,134)
Convertible notes payable net of debt discount		16,866
Accrued interest		665
Current portion of convertible note payable and interest		$ 17,531